Equity - Summary of Equity (Detail) shares in Thousands, Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Equity [abstract]
Common shares outstanding beginning balance	228,431	227,000
Exercise of warrants		1,024
Issued to acquire Yellowhead	17,300
Exercise of share options	463	407
Common shares outstanding ending balance	246,194	228,431